Derivative Instruments (Change In Fair Value Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Income Derivative Asset [Member]
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ (10,148)	$ 1,921	$ 8,241
Other Income Derivative Liability [Member]
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ 10,148	$ (1,921)	$ (8,241)